Interest and UF Indexation Revenue and Expenses (Details) - Schedule of interest revenue - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets at amortized cost
Rights by resale agreements and securities lending	$ 4,142,000	$ 1,756,000	$ 1,406,000
Debt financial instruments	82,099,000	18,027,000
Loans and advances to Banks	154,727,000	19,349,000	11,824,000
Commercial loans	1,907,081,000	1,028,638,000	826,440,000
Residential mortgage loans	1,663,534,000	918,452,000	520,271,000
Consumer Loans	622,558,000	446,608,000	533,267,000
Other financial instruments	5,680,000	1,790,000	1,881,000
Financial assets at fair value through other comprehensive income
Debt financial instruments	257,918,000	63,412,000	36,310,000
Other financial instruments	16,930,000	1,365	8,229,000
Income of accounting hedges of interest rate risk	(247,788,000)	(110,927,000)	(62,833,000)
Total	4,466,881,000	2,388,470,000	1,876,795,000
Interest [Member]
Financial assets at amortized cost
Rights by resale agreements and securities lending	4,142,000	1,756,000	1,406,000
Debt financial instruments	13,992,000	2,784,000
Loans and advances to Banks	154,727,000	19,349,000	11,824,000
Commercial loans	1,054,785,000	630,918,000	661,913,000
Residential mortgage loans	323,452,000	283,941,000	277,248,000
Consumer Loans	615,572,000	442,352,000	531,461,000
Other financial instruments	442,000
Financial assets at fair value through other comprehensive income
Debt financial instruments	187,073,000	38,943,000	29,740,000
Other financial instruments	16,930,000	1,365,000	8,229,000
Income of accounting hedges of interest rate risk	(26,731,000)	(28,175,000)	(29,021,000)
Total	2,344,384,000	1,393,233,000	1,492,800,000
UF indexation [Member]
Financial assets at amortized cost
Rights by resale agreements and securities lending
Debt financial instruments	68,107,000	15,243,000
Loans and advances to Banks
Commercial loans	852,296,000	397,720,000	164,527,000
Residential mortgage loans	1,340,082,000	634,511,000	243,023,000
Consumer Loans	6,986,000	4,256,000	1,806,000
Other financial instruments	5,238,000	1,790,000	1,881,000
Financial assets at fair value through other comprehensive income
Debt financial instruments	70,845,000	24,469,000	6,570,000
Other financial instruments
Income of accounting hedges of interest rate risk	(221,057,000)	(82,752,000)	(33,812,000)
Total	$ 2,122,497,000	$ 995,237,000	$ 383,995,000